Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Aerospace & Defense (18.9%)
	General Electric Co.	1,218,131	201,162
	RTX Corp.	1,481,171	159,685
*	Boeing Co.	645,839	114,707
	Lockheed Martin Corp.	241,138	113,417
	TransDigm Group Inc.	61,956	83,221
	General Dynamics Corp.	259,473	77,782
	Northrop Grumman Corp.	156,797	70,679
	L3Harris Technologies Inc.	211,794	47,618
	Howmet Aerospace Inc.	432,253	36,590
*	Axon Enterprise Inc.	79,877	22,499
	Textron Inc.	214,325	18,777
	HEICO Corp. Class A	83,206	14,616
	Woodward Inc.	67,179	12,529
	Curtiss-Wright Corp.	42,572	12,040
	Huntington Ingalls Industries Inc.	44,133	11,170
	HEICO Corp.	49,318	10,937
	BWX Technologies Inc.	101,753	9,375
	Hexcel Corp.	92,581	6,376
*	AeroVironment Inc.	31,337	6,335
	Moog Inc. Class A	32,034	5,428
*	Spirit AeroSystems Holdings Inc. Class A	129,512	3,927
*	Kratos Defense & Security Solutions Inc.	167,081	3,632
*	AAR Corp.	39,521	2,806
*	Leonardo DRS Inc.	87,807	2,068
*	Mercury Systems Inc.	56,224	1,740
*,1	Rocket Lab USA Inc.	354,533	1,549
*	Triumph Group Inc.	86,204	1,216
	Cadre Holdings Inc.	28,815	946
*	Ducommun Inc.	13,856	806
*,1	Archer Aviation Inc. Class A	237,499	777
*	V2X Inc.	13,999	674
	National Presto Industries Inc.	6,120	456
*,1	Virgin Galactic Holdings Inc.	418,884	362
*	Aersale Corp.	35,504	269
			1,056,171
Air Freight & Logistics (3.9%)
	United Parcel Service Inc. Class B (XNYS)	810,963	112,667
	FedEx Corp.	260,672	66,200
	Expeditors International of Washington Inc.	160,309	19,381
	CH Robinson Worldwide Inc.	128,907	11,134
*	GXO Logistics Inc.	132,838	6,673
	Hub Group Inc. Class A	69,325	2,991
*	Air Transport Services Group Inc.	59,528	804
	Forward Air Corp.	30,002	504
			220,354
Building Products (7.5%)
	Trane Technologies plc	253,007	82,850
	Carrier Global Corp.	902,643	57,038
	Johnson Controls International plc	759,322	54,603
	Carlisle Cos. Inc.	53,264	22,280
*	Builders FirstSource Inc.	135,865	21,846
	Lennox International Inc.	35,722	17,954
	Owens Corning	96,925	17,550
	Masco Corp.	244,850	17,120
	Advanced Drainage Systems Inc.	77,840	13,504
	Allegion plc	97,565	11,885
	A O Smith Corp.	135,164	11,305
*	Trex Co. Inc.	121,039	10,467
	Fortune Brands Innovations Inc.	140,683	9,856

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	UFP Industries Inc.	68,562	8,192
	Simpson Manufacturing Co. Inc.	47,291	7,847
*	AZEK Co. Inc.	146,245	7,014
	AAON Inc.	77,762	5,836
	Armstrong World Industries Inc.	48,817	5,653
	Zurn Elkay Water Solutions Corp.	162,890	5,100
	CSW Industrials Inc.	17,259	4,388
*	Resideo Technologies Inc.	162,255	3,505
	Griffon Corp.	44,078	2,977
	AZZ Inc.	30,911	2,593
*	Gibraltar Industries Inc.	34,046	2,569
*	Hayward Holdings Inc.	167,216	2,423
*	Masterbrand Inc.	140,848	2,354
*	Janus International Group Inc.	153,742	2,134
	Apogee Enterprises Inc.	24,428	1,587
*	American Woodmark Corp.	17,673	1,522
*	JELD-WEN Holding Inc.	95,371	1,479
	Quanex Building Products Corp.	36,531	1,204
	Insteel Industries Inc.	21,357	702
			417,337
Commercial Services & Supplies (7.9%)
	Waste Management Inc.	447,448	94,291
	Cintas Corp.	101,744	68,979
*	Copart Inc.	964,568	51,180
	Waste Connections Inc. (XTSE)	287,112	47,178
	Republic Services Inc.	245,651	45,492
	Veralto Corp.	274,730	27,083
	Rollins Inc.	323,656	14,788
	Tetra Tech Inc.	59,570	12,479
*	Clean Harbors Inc.	57,051	12,357
	MSA Safety Inc.	41,618	7,491
*	Casella Waste Systems Inc. Class A	63,530	6,390
*	Stericycle Inc.	103,129	5,315
	Brink's Co.	49,830	5,144
	Brady Corp. Class A	49,891	3,406
	ABM Industries Inc.	70,503	3,333
*	ACV Auctions Inc. Class A	164,460	2,936
	UniFirst Corp.	16,881	2,677
	HNI Corp.	52,675	2,478
	MillerKnoll Inc.	80,135	2,210
*	OPENLANE Inc.	120,648	2,081
*	GEO Group Inc.	141,360	2,055
*	CoreCivic Inc.	125,429	2,013
	Vestis Corp.	139,879	1,723
*	Cimpress plc	19,367	1,598
*	Montrose Environmental Group Inc.	32,455	1,526
	VSE Corp.	17,928	1,468
	Steelcase Inc. Class A	94,700	1,294
	Deluxe Corp.	49,040	1,115
	Interface Inc.	65,027	1,048
	Pitney Bowes Inc.	176,123	955
*	BrightView Holdings Inc.	68,360	944
	Matthews International Corp. Class A	32,408	918
*	Healthcare Services Group Inc.	81,880	883
*	Driven Brands Holdings Inc.	73,971	850
*	CECO Environmental Corp.	33,091	828
*	Viad Corp.	23,512	822
*	Enviri Corp.	87,580	775
	Ennis Inc.	28,855	607
	ACCO Brands Corp.	104,714	533
*	Liquidity Services Inc.	26,317	516
			439,759
Construction & Engineering (3.0%)
	Quanta Services Inc.	163,119	45,011
	EMCOR Group Inc.	52,441	20,382
	AECOM	151,589	13,240
	Comfort Systems USA Inc.	39,762	13,016
*	WillScot Mobile Mini Holdings Corp.	211,694	8,347
*	Fluor Corp.	189,478	8,223

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	MasTec Inc.	70,677	7,934
*	API Group Corp.	218,728	7,795
*	Dycom Industries Inc.	32,417	5,834
	Valmont Industries Inc.	22,528	5,664
	MDU Resources Group Inc.	215,656	5,443
	Arcosa Inc.	54,133	4,759
*	Sterling Infrastructure Inc.	34,466	4,235
	Primoris Services Corp.	59,554	3,261
	Granite Construction Inc.	48,798	3,040
*	MYR Group Inc.	18,658	2,893
*	Construction Partners Inc. Class A	48,848	2,843
*	IES Holdings Inc.	10,142	1,546
*	Ameresco Inc. Class A	36,130	1,319
*	Tutor Perini Corp.	49,285	1,087
	Argan Inc.	13,952	985
*	Great Lakes Dredge & Dock Corp.	73,074	669
			167,526
Electrical Equipment (9.2%)
	Eaton Corp. plc	445,562	148,305
	Emerson Electric Co.	636,993	71,445
*	GE Vernova Inc.	305,391	53,718
	AMETEK Inc.	257,616	43,687
	Vertiv Holdings Co. Class A	404,312	39,651
	Rockwell Automation Inc.	127,701	32,887
	Hubbell Inc.	59,752	23,237
	nVent Electric plc	183,917	14,967
	Regal Rexnord Corp.	74,100	11,081
*	Generac Holdings Inc.	67,151	9,885
	Acuity Brands Inc.	34,314	8,908
*	NEXTracker Inc. Class A	136,921	7,554
	Sensata Technologies Holding plc	167,646	6,927
	Atkore Inc.	40,964	6,233
	Encore Wire Corp.	17,626	5,089
	EnerSys	45,029	4,856
*,1	Bloom Energy Corp. Class A	226,428	3,695
*	Sunrun Inc.	245,263	3,547
*,1	Plug Power Inc.	724,701	2,413
*	Array Technologies Inc.	169,058	2,397
	Powell Industries Inc.	10,718	1,928
*	Fluence Energy Inc.	70,839	1,780
*,1	Enovix Corp.	159,711	1,696
*	Shoals Technologies Group Inc. Class A	190,921	1,503
*	Thermon Group Holdings Inc.	37,689	1,272
*	Vicor Corp.	25,316	886
*,1	ChargePoint Holdings Inc.	430,287	723
*,1	FuelCell Energy Inc.	496,014	445
	Allient Inc.	15,903	431
*,1	NuScale Power Corp.	48,045	420
	Preformed Line Products Co.	2,743	369
*,1	SunPower Corp.	105,584	353
*	GrafTech International Ltd.	211,837	350
*	Blink Charging Co.	107,128	333
*,1	Freyr Battery Inc.	120,757	290
*	TPI Composites Inc.	47,443	260
*,1	Stem Inc.	161,751	215
*,1	Net Power Inc.	20,111	211
*	SES AI Corp.	102,704	128
*,1	Energy Vault Holdings Inc.	90,992	119
*,1	ESS Tech Inc.	60,908	45
			514,239
Ground Transportation (9.9%)
	Union Pacific Corp.	679,415	158,181
*	Uber Technologies Inc.	2,087,405	134,763
	CSX Corp.	2,182,781	73,669
	Norfolk Southern Corp.	251,693	56,581
	Old Dominion Freight Line Inc.	218,230	38,245
	JB Hunt Transport Services Inc.	92,126	14,809
*	XPO Inc.	129,371	13,840
*	Saia Inc.	29,624	12,130

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	Knight-Swift Transportation Holdings Inc.	179,585	8,665
	Landstar System Inc.	39,790	7,243
	U-Haul Holding Co.	108,187	6,577
*	Lyft Inc. Class A	414,211	6,466
	Ryder System Inc.	49,329	5,992
	ArcBest Corp.	26,064	2,750
*	RXO Inc.	130,988	2,673
	Werner Enterprises Inc.	67,166	2,523
	Avis Budget Group Inc.	19,753	2,246
	Schneider National Inc. Class B	62,872	1,413
	Marten Transport Ltd.	67,697	1,198
	FTAI Infrastructure Inc.	113,643	972
*	Hertz Global Holdings Inc.	135,905	593
	Heartland Express Inc.	52,287	592
	Covenant Logistics Group Inc.	8,975	427
	Universal Logistics Holdings Inc.	8,908	390
			552,938
Industrial Conglomerates (3.7%)
	Honeywell International Inc.	726,643	146,920
	3M Co.	615,833	61,669
			208,589
Machinery (19.6%)
	Caterpillar Inc.	556,380	188,346
	Deere & Co.	294,635	110,417
	Parker-Hannifin Corp.	143,077	76,048
	Illinois Tool Works Inc.	310,911	75,474
	PACCAR Inc.	583,845	62,763
	Otis Worldwide Corp.	451,748	44,813
	Cummins Inc.	152,356	42,923
	Ingersoll Rand Inc. (XYNS)	449,394	41,816
	Xylem Inc.	269,389	37,989
	Westinghouse Air Brake Technologies Corp.	197,237	33,378
	Fortive Corp.	391,513	29,144
	Dover Corp.	153,053	28,134
	IDEX Corp.	84,286	17,585
	Snap-on Inc.	58,735	16,026
	Graco Inc.	187,682	15,155
	Pentair plc	184,339	15,002
	Stanley Black & Decker Inc.	171,371	14,938
	Nordson Corp.	60,540	14,210
	Lincoln Electric Holdings Inc.	63,316	12,433
	ITT Inc.	91,658	12,180
	CNH Industrial NV	970,865	10,252
	Donaldson Co. Inc.	134,115	9,882
	Toro Co.	116,334	9,329
*	RBC Bearings Inc.	30,919	9,130
	Oshkosh Corp.	73,058	8,309
	Crane Co.	54,015	8,053
*	Middleby Corp.	59,726	7,699
	AGCO Corp.	70,615	7,579
*	Chart Industries Inc.	47,107	7,397
	Allison Transmission Holdings Inc.	97,154	7,365
	Flowserve Corp.	146,391	7,276
*	SPX Technologies Inc.	50,842	7,088
	Mueller Industries Inc.	120,097	7,075
	Esab Corp.	63,886	6,569
	Timken Co.	74,245	6,451
	Federal Signal Corp.	67,998	6,257
	Watts Water Technologies Inc. Class A	30,473	6,068
	Terex Corp.	74,796	4,463
	Franklin Electric Co. Inc.	43,671	4,344
*	Gates Industrial Corp. plc	220,875	3,848
	Kadant Inc.	13,059	3,735
	Hillenbrand Inc.	78,178	3,635
	Enpro Inc.	22,320	3,421
	John Bean Technologies Corp.	35,458	3,387
	Mueller Water Products Inc. Class A	174,003	3,230
	ESCO Technologies Inc.	28,748	3,137
	Albany International Corp. Class A	34,697	3,044

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
	Trinity Industries Inc.	91,221	2,869
*	Atmus Filtration Technologies Inc.	93,034	2,869
	Enerpac Tool Group Corp.	60,452	2,377
	Alamo Group Inc.	12,081	2,295
	Standex International Corp.	13,287	2,235
	Kennametal Inc.	84,217	2,169
	Tennant Co.	20,114	2,065
*	Hillman Solutions Corp.	217,805	2,002
	Barnes Group Inc.	50,834	1,957
*	Blue Bird Corp.	34,070	1,942
	Greenbrier Cos. Inc.	34,686	1,916
	Helios Technologies Inc.	36,909	1,848
*	Symbotic Inc.	39,313	1,556
	REV Group Inc.	54,892	1,505
	Lindsay Corp.	12,345	1,418
	Columbus McKinnon Corp.	32,051	1,253
	Wabash National Corp.	50,440	1,141
*	Proto Labs Inc.	29,007	898
*	Energy Recovery Inc.	64,390	869
	Gorman-Rupp Co.	23,376	807
	Miller Industries Inc.	12,774	777
	Astec Industries Inc.	23,776	773
	Hyster-Yale Materials Handling Inc.	9,406	683
*,1	Nikola Corp.	1,265,467	648
	Douglas Dynamics Inc.	25,267	628
*	3D Systems Corp.	148,639	523
*	Manitowoc Co. Inc.	38,722	481
	Shyft Group Inc.	36,431	462
*	Titan International Inc.	55,471	459
	Luxfer Holdings plc	29,676	366
*	Hyliion Holdings Corp.	136,655	202
*,1	Desktop Metal Inc. Class A	251,119	142
*,1	Hyzon Motors Inc.	150,800	80
*,1	Microvast Holdings Inc.	211,907	79
*,1	Velo3D Inc.	205,510	31
			1,099,122
Marine Transportation (0.2%)
*	Kirby Corp.	65,123	8,087
	Matson Inc.	38,402	4,923
	Genco Shipping & Trading Ltd.	45,795	1,031
			14,041
Passenger Airlines (1.8%)
	Delta Air Lines Inc.	719,032	36,685
*	United Airlines Holdings Inc.	366,357	19,413
	Southwest Airlines Co.	666,615	17,892
*	American Airlines Group Inc.	731,058	8,407
*	Alaska Air Group Inc.	140,171	5,890
*	SkyWest Inc.	44,788	3,344
*	JetBlue Airways Corp.	359,285	2,009
*,1	Joby Aviation Inc.	391,916	1,909
	Allegiant Travel Co.	17,367	924
*	Hawaiian Holdings Inc.	56,901	777
*	Sun Country Airlines Holdings Inc.	48,440	513
[1]	Spirit Airlines Inc.	120,885	441
*	Frontier Group Holdings Inc.	75,027	411
			98,615
Professional Services (8.8%)
	Automatic Data Processing Inc.	457,710	112,102
	Paychex Inc.	360,974	43,375
	Verisk Analytics Inc.	159,041	40,202
	Equifax Inc.	138,428	32,031
	Broadridge Financial Solutions Inc.	131,229	26,347
	Booz Allen Hamilton Holding Corp.	144,483	21,992
	Leidos Holdings Inc.	143,029	21,032
	Jacobs Solutions Inc.	140,002	19,508
	TransUnion	216,416	15,565
	SS&C Technologies Holdings Inc.	247,888	15,381
*	CACI International Inc. Class A	24,832	10,541
	KBR Inc.	150,521	9,883

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	FTI Consulting Inc.	39,710	8,530
	Paycom Software Inc.	57,310	8,328
*	Dayforce Inc.	164,467	8,135
	Science Applications International Corp.	57,544	7,748
	Robert Half Inc.	117,104	7,522
*	Paylocity Holding Corp.	50,215	7,139
	Maximus Inc.	67,896	5,846
*	ExlService Holdings Inc.	184,417	5,507
	Exponent Inc.	56,213	5,347
*	Verra Mobility Corp.	176,357	4,698
*	Parsons Corp.	53,077	4,042
	ManpowerGroup Inc.	53,900	4,022
	Korn Ferry	58,136	3,833
	TriNet Group Inc.	36,720	3,818
*	CBIZ Inc.	50,178	3,804
	Insperity Inc.	39,370	3,729
*	Alight Inc. Class A	427,328	3,312
	Dun & Bradstreet Holdings Inc.	317,896	3,049
	ICF International Inc.	20,818	2,972
	Concentrix Corp.	47,708	2,926
*	Clarivate plc	335,156	1,910
*	Huron Consulting Group Inc.	20,679	1,826
*	Upwork Inc.	145,461	1,537
*	NV5 Global Inc.	16,052	1,509
	CSG Systems International Inc.	32,732	1,412
	CRA International Inc.	7,804	1,373
	Kforce Inc.	20,701	1,279
*	Legalzoom.com Inc.	137,570	1,208
*	Paycor HCM Inc.	80,210	992
	Barrett Business Services Inc.	7,282	964
	First Advantage Corp.	56,737	911
	Heidrick & Struggles International Inc.	22,797	781
	Kelly Services Inc. Class A	35,864	780
*	Conduent Inc.	173,330	607
*	Sterling Check Corp.	33,057	508
*	Franklin Covey Co.	12,382	458
*	Planet Labs PBC	220,541	410
	Resources Connection Inc.	35,164	403
*	TrueBlue Inc.	35,791	387
*	TaskUS Inc. Class A	20,188	289
*	Hireright Holdings Corp.	18,804	269
*	Forrester Research Inc.	14,122	254
	TTEC Holdings Inc.	20,826	131
			492,464
Trading Companies & Distributors (5.4%)
	United Rentals Inc.	74,865	50,115
	Ferguson plc	225,968	46,491
	WW Grainger Inc.	49,309	45,436
	Fastenal Co.	637,917	42,090
	Watsco Inc.	37,811	17,956
*	Core & Main Inc. Class A	214,213	12,330
	FTAI Aviation Ltd.	111,686	9,417
	WESCO International Inc.	51,135	9,178
	Applied Industrial Technologies Inc.	43,027	8,304
*	SiteOne Landscape Supply Inc.	50,293	7,786
*	Beacon Roofing Supply Inc.	70,682	6,860
	Boise Cascade Co.	44,139	6,060
	Air Lease Corp.	117,994	5,621
	GATX Corp.	37,656	5,195
	Herc Holdings Inc.	30,014	4,354
	MSC Industrial Direct Co. Inc. Class A	50,164	4,309
*	GMS Inc.	42,151	3,961
	Rush Enterprises Inc. Class A	68,835	3,107
	McGrath RentCorp.	27,352	2,981
*	DNOW Inc.	121,294	1,770
	H&E Equipment Services Inc.	36,603	1,734
*	Transcat Inc.	10,178	1,297
*	MRC Global Inc.	94,919	1,262
*	BlueLinx Holdings Inc.	9,153	942

Vanguard® Industrials Index Fund
		Shares	Market Value ($000)
*	DXP Enterprises Inc.	15,448	767
	Global Industrial Co.	21,219	734
*	Xometry Inc. Class A	43,821	672
*	Titan Machinery Inc.	22,458	423
*	Hudson Technologies Inc.	44,950	401
	Karat Packaging Inc.	8,925	255
	Alta Equipment Group Inc.	22,419	189
			301,997
Total Common Stocks (Cost $4,683,147)			5,583,152
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $12,120)	121,234	12,122
Total Investments (100.0%) (Cost $4,695,267)			5,595,274
Other Assets and Liabilities—Net (0.0%)			138
Net Assets (100.0%)			5,595,412
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,889,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,721,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Illinois Tool Works Inc.	1/31/25	CITNA	5,341	(5.325)	—	(12)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Industrials Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,583,152	—	—	5,583,152
Temporary Cash Investments	12,122	—	—	12,122
Total	5,595,274	—	—	5,595,274
Derivative Financial Instruments
Liabilities
Swap Contracts	—	12	—	12